DERIVATIVE INSTRUMENTS (Schedule of Net Income (Loss) Related to Effective Portion of Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (335)	$ (1,056)	$ 1,114
Derivative, Notional Amount		$ 27,153